Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	Debt
The debt outstanding and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2021 and 2020 was comprised as follows (in thousands):

		December 31, 2021		December 31, 2020
	Commitment	Carrying Value	Fair Value	Carrying Value	Fair Value
Senior notes due 2029	$500,000	$496,620	$561,099	$496,168	$586,057
Senior notes due 2026	€750,000	843,950	882,126	914,223	985,352
Junior subordinated notes due 2050	$500,000	494,445	526,522	494,251	523,685
Capital efficient notes due 2066	$62,484	62,484	55,248	70,089	61,013
Debt		$1,897,499	$2,024,995	$1,974,731	$2,156,107
PartnerRe Finance B LLC and PartnerRe Finance II Inc. (collectively, U.S. finance entities) were utilized to issue U.S. dollar denominated debt while PartnerRe Ireland Finance DAC (Irish finance entity) was formed in order to issue Euro denominated senior notes.
The U.S. finance entities are wholly-owned by PartnerRe U.S. Corporation, a holding company indirectly 100% owned by the Company. The proceeds received by the U.S. finance entities upon issuance of debt were provided to PartnerRe U.S. Corporation in exchange for notes receivable for the same principal and interest terms as the related debt issued externally. The Company initially determined that the U.S. financing entities were VIEs but that the Company was not the primary beneficiary and, as a result, did not consolidate the U.S. finance entities. At December 31, 2020 the intercompany notes payable by PartnerRe U.S. Corporation to the U.S. finance entities are recorded within Debt in the Consolidated Balance Sheets and the related interest is recorded as Interest expense in the Consolidated Statements of Operations for the years ended December 31, 2020 and 2019. During 2021, the Company determined that it was the primary beneficiary of the U.S. finance entities and they are now consolidated as of and for the year ended December 31, 2021. As a result, the debt issued externally has been reflected as Debt in the Consolidated Balance Sheets at December 31, 2021 and the related interest is recorded as Interest expense in the Consolidated Statements of Operations for the year ended December 31, 2021. Consolidation of the U.S finance entities did not have a material impact to the Consolidated Financial Statements.
The Irish finance entity is wholly-owned by PartnerRe Holdings Europe Limited, a wholly owned subsidiary of the Company. The Company determined that the Irish finance entity is a VIE and the Company is the primary beneficiary. As a result, the debt issued externally has been reflected as Debt in the Consolidated Balance Sheets and the related interest as Interest expense in the Consolidated Statements of Operations.
Senior notes due 2020
In March 2010, PartnerRe Finance B LLC issued $500 million aggregate principal amount of 5.500% senior notes due June 1, 2020 with the option to redeem, in whole or in part, at any time. On July 19, 2019, the Company early redeemed these senior notes with an aggregate principle of $500 million for a make-whole redemption price. As a result, the Company recorded a Loss on redemption of debt of $15 million in the Consolidated Statement of Operations during 2019.
Senior notes due 2029
In June 2019, PartnerRe Finance B LLC issued $500 million aggregate principal amount of 3.700% senior notes at a price of 99.783% of the principal amount. The net proceeds of the issuance, after consideration of the offering discount and underwriting expenses and commissions, totaled $496 million. These senior notes may be redeemed at the option of the issuer, in whole or in part, at any time, with early redemption requiring the payment of a make-whole premium. Early redemption prior to June 19, 2022 is subject to the Bermuda Monetary Authority's approval. Commencing on January 2, 2020, interest on these notes is payable semi-annually at an annual fixed rate of 3.700%. Unless previously redeemed, the notes mature on July 2, 2029. These senior notes are ranked as senior unsecured obligations of PartnerRe Finance B LLC and PartnerRe Ltd. has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC related to these senior notes. PartnerRe Ltd.’s obligations under this guarantee are senior and unsecured and rank equally with all other senior unsecured indebtedness. The proceeds from this issuance were used to fully redeem the senior notes due 2020 on July 19, 2019.
Senior notes due 2026
In September 2016, PartnerRe Ireland Finance DAC issued €750 million aggregate principal amount of 1.250% senior notes at a price of 99.144% of the principal amount, which are listed in the main securities market of the Irish Stock Exchange. Interest is payable annually commencing on September 15, 2017. These senior notes may be redeemed at the option of the issuer, in whole or in part, at any time. Unless previously redeemed, the notes mature on September 15, 2026. These senior notes are ranked as senior unsecured obligations of PartnerRe Ireland Finance DAC. PartnerRe Ltd. has fully and unconditionally guaranteed all obligations of PartnerRe Ireland Finance DAC under these senior notes. PartnerRe Ltd.’s obligations under this guarantee are senior and unsecured and rank equally with all other senior unsecured indebtedness.
Junior subordinated notes due 2050
In September 2020, PartnerRe Finance B LLC issued $500 million aggregate principal amount of 4.500% fixed-rate reset junior subordinated notes at par. The net proceeds of the issuance, after consideration of the underwriting expenses, commissions and other expenses, totaled $494 million. Commencing on April 1, 2021, interest on these notes is payable semi-annually at an annual fixed rate of 4.500% until the first reset date on October 1, 2030. From the first reset date, and resetting every five years thereafter, the notes will bear interest at an annual rate equal to the five-year treasury rate plus 3.815%. These junior subordinated notes may be redeemed at the option of the issuer, in whole or in part, at any time, with early redemption outside of a par call period requiring the payment of a make-whole premium. Par call periods occur between April 1 and October 1 in each year in which the interest rate resets. Early redemption prior to October 1, 2025 is subject to the Bermuda Monetary Authority's approval. Unless previously redeemed, the notes mature on October 1, 2050. These notes are ranked as unsecured junior subordinated obligations, and will rank junior in right of payment to all outstanding and future senior indebtedness of PartnerRe Finance B LLC and PartnerRe Ltd. has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC related to these junior subordinated notes. PartnerRe Ltd.’s obligations under this guarantee are unsecured junior subordinated obligations and rank junior in right of payment to all its outstanding and future senior indebtedness, and equally in right of payment with all outstanding and future unsecured indebtedness that is by its terms equal in right of payment to the junior subordinated notes.
Capital efficient notes due 2066
In November 2006, PartnerRe Finance II Inc. issued Fixed-to-Floating Rate Junior Subordinated Capital Efficient Notes (CENts) with a principal amount of $250 million and on March 13, 2009, purchased and retired $187 million of this principal amount. On June 5, 2019, an additional $1 million of the principal amount was purchased and retired. As a result, the remaining aggregate principal amount of the CENts as at December 31, 2021 and 2020 was $62 million. In November 2006, PartnerRe U.S. Corporation issued a Fixed-to-Floating Rate promissory note, with a principal amount of $258 million to PartnerRe Finance II Inc. due December 1, 2066. In March 2009, $187 million of the principal amount was extinguished, with an additional $1 million of the principal amount extinguished in June 2019. As a result, the remaining principal amount of the intercompany promissory note as at December 31, 2021 and 2020 was $70 million. Interest on the CENts was payable semi-annually through to December 1, 2016 at an annual fixed rate of 6.440% and payable quarterly thereafter until maturity at an annual rate of 3-month LIBOR plus a margin equal to 2.325%, reset quarterly. Since December 1, 2016, PartnerRe Finance II Inc. has had the right to defer one or more interest payments for up to ten years to December 1, 2026. The CENts have been redeemable at the option of the issuer, in whole or in part, since December 1, 2016 and are ranked as junior subordinated unsecured obligations of PartnerRe Finance II Inc. PartnerRe Ltd. has fully and unconditionally guaranteed all obligations of PartnerRe Finance II Inc. related to these junior subordinated notes. PartnerRe Ltd.’s obligations under this guarantee are unsecured junior subordinated obligations and rank junior in right of payment to all its outstanding and future senior indebtedness, and equally in right of payment with all outstanding and future unsecured indebtedness that is by its terms equal in right of payment to the junior subordinated notes.